Shareholder Fees - FidelityGrowthDiscoveryFund-RetailPRO	Aug. 29, 2023 USD ($)
FidelityGrowthDiscoveryFund-RetailPRO | Fidelity Growth Discovery Fund
Shareholder Fees:
(fees paid directly from your investment)	none